CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenues	$ 26,629	$ 23,362
Cost of revenues	6,701	6,267
Gross profit	19,928	17,095
Operating expenses
Selling, servicing and marketing	12,333	10,185
Technology and software development	11,353	8,410
General and administrative	12,542	5,032
Total operating expenses	36,228	23,627
Loss from operations	(16,300)	(6,532)
Interest income	18	3
Interest expense	(949)	0
Change in fair value of warrants	4,158	0
Forgiveness of PPP loan	0	781
Loss before income tax	(13,073)	(5,748)
Income tax expense	3	2
Net loss	$ (13,076)	$ (5,750)
Net loss per common share:
Basic (in dollars per share)	$ (0.59)	$ (0.32)
Diluted (in dollars per share)	$ (0.59)	$ (0.32)
Weighted-average common shares outstanding
Weighted-average common shares outstanding - basic (in shares)	22,287,828	17,771,960
Weighted-average common shares outstanding - diluted (in shares)	22,287,828	17,771,960